LEASES - Statement of Income impact of leases (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Financial interest	$ 111,114	$ 107,408	$ 83,916
Expenses depreciation	172,461	160,768	179,474
Short-term leases	2,738	1,934
Leases for which the underlying asset is of low value	11,244	9,125
Variable payments	13,829	5,300
Interest expense on lease liabilities	5,442	1,378
Banistmo S.A.
LEASES
Interest expense on lease liabilities		29,516
Discontinued operations | Banistmo S.A.
LEASES
Financial interest	4,572	28,138
Expenses depreciation	34,830	46,792	$ 50,191
Leases for which the underlying asset is of low value	891	974
Buildings
LEASES
Financial interest	109,074	105,317
Expenses depreciation	157,704	145,827
Short-term leases	1,390	1,350
Leases for which the underlying asset is of low value	971	18
Variable payments	4,854	5,300
Computer equipment
LEASES
Financial interest	1,800	1,891
Expenses depreciation	10,779	11,230
Short-term leases	1,113	169
Leases for which the underlying asset is of low value	10,270	9,098
Variable payments	8,975
Furniture and fixtures
LEASES
Financial interest	230	93
Expenses depreciation	1,098	656
Short-term leases	235	410
Leases for which the underlying asset is of low value	3	9
Vehicles
LEASES
Financial interest	10	107
Expenses depreciation	2,880	3,055
Short-term leases	0	5
Leases for which the underlying asset is of low value	$ 0	$ 0